TRANSAMERICA SERIES TRUST

Transamerica Rothschild & Co Large Cap Value VP

Supplement to the Currently Effective Prospectus, Summary Prospectus

and Statement of Additional Information

Great Lakes Advisors LLC (“Great Lakes”) acquired Rothschild & Co Asset Management US Inc. (“Rothschild”) effective as of April 3, 2023 (the “Transaction”). Transamerica Asset Management, Inc. (“TAM”) entered into a new investment sub-advisory agreement with Great Lakes Advisors LLC (“Great Lakes”) with respect to Transamerica Rothschild & Co Large Cap Value VP (the “portfolio”) effective upon the closing of the Transaction. An information statement will be made available to portfolio investors which will provide certain information about the Transaction, the new sub-adviser and the terms of the new sub-advisory agreement.

Following the Transaction, TAM continues to serve as the portfolio’s investment manager and the portfolio’s investment objective, principal investment strategies, principal risks, investment management and sub-advisory fee schedules, sub-advisory personnel, investment team and portfolio managers remain the same.

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Effective April 3, 2023, all references to Rothschild in the Prospectus, Summary Prospectus and Statement of Additional Information are replaced with Great Lakes, and the following is added alphabetically to replace the current information for Rothschild in the sub-section entitled “Further Information About Each Sub-Adviser” under the section entitled “Shareholder Information – Sub-Adviser(s)” section in the Prospectus for Transamerica Rothschild & Co Large Cap Value VP:

Great Lakes Advisors, LLC is a wholly owned subsidiary of Wintrust Financial Corporation. Great Lakes Advisors, LLC has been registered as an investment adviser since 1981. As of December 31, 2022, Great Lakes Advisors, LLC had approximately $10.5 billion in total assets under management. Great Lakes Advisors, LLC’s principal business address is 231 South LaSalle Street, 4th Floor, Chicago, IL 60604.

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Effective May 1, 2023, Transamerica Rothschild & Co Large Cap Value VP will be renamed Transamerica Great Lakes Advisors Large Cap Value VP. As of that date, all references to Transamerica Rothschild & Co Large Cap Value VP in the portfolio’s Prospectus, Summary Prospectus and Statement of Additional Information will be replaced with Transamerica Great Lakes Advisors Large Cap Value VP.

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Investors Should Retain this Supplement for Future Reference

April 3, 2023